SCHWAB STRATEGIC TRUST

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

Supplement dated May 5, 2014 to the Summary Prospectuses dated February 28, 2014, the Statutory Prospectus dated August 8, 2013 and the Statement of Additional Information dated August 8, 2013, as supplemented February 28, 2014

This supplement provides new and additional information beyond that contained in each of the above-referenced Summary Prospectuses, Statutory Prospectus and Statement of Additional Information and should be read in conjunction with each document, as applicable.

II.	Statutory Prospectus

a.	Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF

The “Foreign Investment Risk” under the “Principal risks” section on pages 11 and 14 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

b.	Schwab Fundamental Emerging Markets Large Company Index ETF

The “Foreign Investment Risk” under the “Principal risks” section on page 17 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heighted in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

SCHWAB STRATEGIC TRUST

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF

(collectively, the “Funds”)

Supplement dated May 5, 2014 to

the Summary Prospectuses dated April 18, 2014 for Schwab International Equity ETF;

the Summary Prospectuses dated March 5, 2014 for Schwab International Small-Cap Equity ETF and

Schwab Emerging Markets Equity ETF;

the Funds’ Statutory Prospectus dated December 27, 2013, as supplemented March 5, 2014 and April 18, 2014;

and the Funds’ Statement of Additional Information dated December 27, 2013, as supplemented

February 28, 2014, March 5, 2014, and April 18, 2014

This supplement provides new and additional information beyond that contained in each of the above-referenced Summary Prospectuses, Statutory Prospectus and Statement of Additional Information and should be read in conjunction with each document, as applicable.

II.	Statutory Prospectus

a.	Schwab International Equity ETF and Schwab International Small-Cap Equity ETF

The “Foreign Investment Risk” under the “Principal risks” section on pages 2 and 5 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

b.	Schwab Emerging Markets Equity ETF

The “Foreign Investment Risk” under the “Principal risks” section on page 8 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heighted in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.